Summary of Significant Accounting Policies - Schedule of depreciation is recognized over the estimated useful (Detail)	Mar. 31, 2026
Right-of-use assets [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Right-of-use assets [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	1 year
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	1 year
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years